Investment in equity accounted investees (Tables)	12 Months Ended
Mar. 31, 2022
Investments accounted for using equity method [Line Items]
Disclosure Of Equity Shares Held In Equity Accounted Investees [Table Text Block]
	As of March 31,
	2022		2021
Equity shares held in Kunshan Rotam Reddy Pharmaceutical Company Limited, China	Rs.	4,259	Rs.	3,307
Equity shares held in DRES Energy Private Limited, India		59		68
	Rs.	4,318	Rs.	3,375

Kunshan Rotam Reddy Pharmaceuticals Co. Limited [Member]
Investments accounted for using equity method [Line Items]
Disclosure of detailed information about joint venture [Table Text Block]
Summary financial information of Reddy Kunshan, as translated into the reporting currency of the Company and not adjusted for the percentage ownership held by the Company, is as follows:

	As of/for the Year Ended March 31,
	2022		2021		2020
Ownership		51.3%		51.3%		51.3%
Total current assets	Rs.	7,569	Rs.	8,778	Rs.	6,925
Total non-current assets		2,460		892		732
Total assets	Rs.	10,029	Rs.	9,670	Rs.	7,657
Equity	Rs.	7,944	Rs.	6,088	Rs.	4,931
Total current liabilities		2,085		3,582		2,726
Total equity and liabilities	Rs.	10,029	Rs.	9,670	Rs.	7,657
Revenues	Rs.	9,867	Rs.	9,017	Rs.	7,679
Expenses		8,480		8,117		6,554
Profit for the year	Rs.	1,387	Rs.	900	Rs.	1,125
Company’s share of profits for the year	Rs.	712	Rs.	461	Rs.	577
Carrying value of the Company’s investment (1)	Rs.	4,259	Rs.	3,307	Rs.	2,714
Translation adjustment arising out of translation of foreign currency balances	Rs.	678	Rs.	438	Rs.	306

(1)	Includes Rs.181 representing the goodwill on acquisition of investment.

DRES energy private limited [Member]
Investments accounted for using equity method [Line Items]
Disclosure of detailed information about joint venture [Table Text Block]
Details of the Company’s investment in DRES Energy Private Limited:

	As of/for the Year Ended March 31,
	2022		2021		2020
Carrying value of the Company’s investment	Rs.	59	Rs.	68	Rs.	49
Company’s share of (l oss)/ profit for the year		(9)		19		(16)